Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.88292	0.8149	0.8902
Euro weakens by 1% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1439	1.2394
Profit/(loss)	€ (117)	€ (309)
Carrying amount	€ 11,670	€ 30,927
Euro weakens by 1% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1439	1.2394
Profit/(loss)	€ (103)	€ (421)
Carrying amount	€ 10,307	€ 42,107
Euro strengths by 1% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1213	1.2148
Profit/(loss)	€ 119	€ 316
Carrying amount	€ 11,906	€ 31,552
Euro strengths by 1% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1213	1.2148
Profit/(loss)	€ 105	€ 430
Carrying amount	€ 10,516	€ 42,958
Euro weakens by 5% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1892	1.2885
Profit/(loss)	€ (561)	€ (1,487)
Carrying amount	€ 11,225	€ 29,749
Euro weakens by 5% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1892	1.2885
Profit/(loss)	€ (496)	€ (2,025)
Carrying amount	€ 9,915	€ 40,503
Euro strengths by 5% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0760	1.1657
Profit/(loss)	€ 620	€ 1,644
Carrying amount	€ 12,407	€ 32,880
Euro strengths by 5% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0760	1.1657
Profit/(loss)	€ 548	€ 2,238
Carrying amount	€ 10,958	€ 44,766
Euro weakens by 10% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2459	1.3498
Profit/(loss)	€ (1,072)	€ (2,840)
Carrying amount	€ 10,715	€ 28,396
Euro weakens by 10% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.2459	1.3498
Profit/(loss)	€ (946)	€ (3,866)
Carrying amount	€ 9,464	€ 38,662
Euro strengths by 10% against U.S. dollars [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0193	1.1044
Profit/(loss)	€ 1,310	€ 3,471
Carrying amount	€ 13,096	€ 34,707
Euro strengths by 10% against U.S. dollars [Member] | Immatics N.V. [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.0193	1.1044
Profit/(loss)	€ 1,157	€ 4,725
Carrying amount	€ 11,567	€ 47,253